Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK INVESTMENT TRUST
Entity Central Index Key	0000022370
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000169812 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock ESG Large Cap Core Fund
Class Name	Class A
Trading Symbol	JHJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock ESG Large Cap Core Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG Large Cap Core Fund (Class A/JHJAX)	$130	1.12%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
ESG Large Cap Core Fund (Class A/JHJAX) returned 31.49% (excluding sales charges) for the year ended October 31, 2024. Large-cap U.S. equities registered strong performance in the annual period. Most of the gains were driven by a handful of technology-related growth stocks, which benefited from investors’ excitement about the business opportunity for artificial intelligence.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund benefited from several strong performers in the sector, led by NVIDIA Corp., which the market viewed as among the leading beneficiaries of the AI boom. Other notable individual contributors included Microsoft Corp. and Apple, Inc.
Financials | Favorable performance in the sector was led by The Progressive Corp., whose strong business execution lifted shares of this insurance company. MasterCard, Inc. also contributed, as the consumer finance provider benefited from better-than-expected consumer and business spending.
Industrials | Trane Technologies PLC, a company focused on heating, ventilation, and air conditioning systems, added value, as a better-than-expected business environment boosted the stock’s result.
TOP PERFORMANCE DETRACTORS
Intel Corp. | Weaker-than-anticipated gross margins, along with a scale back in planned capital expenditures weighed on the stock of this semiconductor company.
Aptiv PLC | Shares of this maker of car parts, including for electric vehicles, lagged amid a relatively weak car-sales market and declining optimism about growth in EV usage.
The views expressed in this report are exclusively those of the portfolio management team at Trillium Asset Management, LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
ESG Large Cap Core Fund (Class A/JHJAX)	24.93%	11.77%	12.16%
ESG Large Cap Core Fund (Class A/JHJAX)—excluding sales charge	31.49%	12.92%	12.85%
S&P 500 Index	38.02%	15.27%	14.64%

Performance Inception Date	Jun. 06, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 144,493,908
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 723,168
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$144,493,908%
Total number of portfolio holdings	$66%
Total advisory fees paid (net)	$723,168%
Portfolio turnover rate	$30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	7.5%
NVIDIA Corp.	7.2%
Apple, Inc.	6.0%
Alphabet, Inc., Class A	4.6%
Costco Wholesale Corp.	2.6%
Mastercard, Inc., Class A	2.4%
The TJX Companies, Inc.	2.3%
ServiceNow, Inc.	2.0%
UnitedHealth Group, Inc.	2.0%
The Progressive Corp.	1.9%

Sector Composition
Information technology	30.5%
Financials	12.3%
Health care	11.2%
Industrials	10.4%
Communication services	8.6%
Consumer discretionary	8.6%
Consumer staples	7.1%
Materials	4.4%
Real estate	4.0%
Utilities	1.9%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	7.5%
NVIDIA Corp.	7.2%
Apple, Inc.	6.0%
Alphabet, Inc., Class A	4.6%
Costco Wholesale Corp.	2.6%
Mastercard, Inc., Class A	2.4%
The TJX Companies, Inc.	2.3%
ServiceNow, Inc.	2.0%
UnitedHealth Group, Inc.	2.0%
The Progressive Corp.	1.9%

Material Fund Change [Text Block]
Material Fund Changes
On March 1 ,2024, the fund’s Principal investment strategies were updated to include the following:
As part of its ESG analysis, the manager currently identifies certain industries and business activities as too environmentally risky or as presenting social outcomes that are too unattractive to warrant investment consideration. The manager employs qualitative and quantitative screens to exclude or restrict these types of investments. The fund does not invest in companies that are primarily engaged in fossil fuel production or fossil fuel-powered generation based on a company's total gross revenue unless the company demonstrates a plan to transition to a low carbon business model that the manager finds credible. At a minimum, to be considered for investment, these companies must derive a material portion of current revenue from renewable energy or enabling technology and have no commitments to invest in new fossil fuel exploration, production, storage, transport (excluding distribution), trading, or refining capacity, new fossil fuel-based power generation without emissions capture, or new nuclear power generation. The fund will not invest in any companies that derive a material proportion of their total gross revenue from business activities related to agricultural biotechnology, coal and certain types of mining, pornography, private prisons, tar sands (e.g., oil sands), arctic drilling, tobacco, casinos and gaming, and weapons/firearms. The fund also will not invest in any companies with major recent or ongoing controversies involving animal welfare, environmental, governance, human rights, product safety, or workplace matters. When assessing a controversy, the manager will consider the potential for a controversy to adversely impact a company’s financial performance or cause harm to the company’s stakeholders.
This is a summary of certain changes to the fund since 11-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Strategies [Text Block]
On March 1 ,2024, the fund’s Principal investment strategies were updated to include the following:
As part of its ESG analysis, the manager currently identifies certain industries and business activities as too environmentally risky or as presenting social outcomes that are too unattractive to warrant investment consideration. The manager employs qualitative and quantitative screens to exclude or restrict these types of investments. The fund does not invest in companies that are primarily engaged in fossil fuel production or fossil fuel-powered generation based on a company's total gross revenue unless the company demonstrates a plan to transition to a low carbon business model that the manager finds credible. At a minimum, to be considered for investment, these companies must derive a material portion of current revenue from renewable energy or enabling technology and have no commitments to invest in new fossil fuel exploration, production, storage, transport (excluding distribution), trading, or refining capacity, new fossil fuel-based power generation without emissions capture, or new nuclear power generation. The fund will not invest in any companies that derive a material proportion of their total gross revenue from business activities related to agricultural biotechnology, coal and certain types of mining, pornography, private prisons, tar sands (e.g., oil sands), arctic drilling, tobacco, casinos and gaming, and weapons/firearms. The fund also will not invest in any companies with major recent or ongoing controversies involving animal welfare, environmental, governance, human rights, product safety, or workplace matters. When assessing a controversy, the manager will consider the potential for a controversy to adversely impact a company’s financial performance or cause harm to the company’s stakeholders.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 11-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000169813 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock ESG Large Cap Core Fund
Class Name	Class C
Trading Symbol	JHJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock ESG Large Cap Core Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG Large Cap Core Fund (Class C/JHJCX)	$216	1.87%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
ESG Large Cap Core Fund (Class C/JHJCX) returned 30.50% (excluding sales charges) for the year ended October 31, 2024. Large-cap U.S. equities registered strong performance in the annual period. Most of the gains were driven by a handful of technology-related growth stocks, which benefited from investors’ excitement about the business opportunity for artificial intelligence.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund benefited from several strong performers in the sector, led by NVIDIA Corp., which the market viewed as among the leading beneficiaries of the AI boom. Other notable individual contributors included Microsoft Corp. and Apple, Inc.
Financials | Favorable performance in the sector was led by The Progressive Corp., whose strong business execution lifted shares of this insurance company. MasterCard, Inc. also contributed, as the consumer finance provider benefited from better-than-expected consumer and business spending.
Industrials | Trane Technologies PLC, a company focused on heating, ventilation, and air conditioning systems, added value, as a better-than-expected business environment boosted the stock’s result.
TOP PERFORMANCE DETRACTORS
Intel Corp. | Weaker-than-anticipated gross margins, along with a scale back in planned capital expenditures weighed on the stock of this semiconductor company.
Aptiv PLC | Shares of this maker of car parts, including for electric vehicles, lagged amid a relatively weak car-sales market and declining optimism about growth in EV usage.
The views expressed in this report are exclusively those of the portfolio management team at Trillium Asset Management, LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
ESG Large Cap Core Fund (Class C/JHJCX)	29.50%	12.08%	12.01%
ESG Large Cap Core Fund (Class C/JHJCX)—excluding sales charge	30.50%	12.08%	12.01%
S&P 500 Index	38.02%	15.27%	14.64%

Performance Inception Date	Jun. 06, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 144,493,908
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 723,168
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$144,493,908%
Total number of portfolio holdings	$66%
Total advisory fees paid (net)	$723,168%
Portfolio turnover rate	$30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	7.5%
NVIDIA Corp.	7.2%
Apple, Inc.	6.0%
Alphabet, Inc., Class A	4.6%
Costco Wholesale Corp.	2.6%
Mastercard, Inc., Class A	2.4%
The TJX Companies, Inc.	2.3%
ServiceNow, Inc.	2.0%
UnitedHealth Group, Inc.	2.0%
The Progressive Corp.	1.9%

Sector Composition
Information technology	30.5%
Financials	12.3%
Health care	11.2%
Industrials	10.4%
Communication services	8.6%
Consumer discretionary	8.6%
Consumer staples	7.1%
Materials	4.4%
Real estate	4.0%
Utilities	1.9%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	7.5%
NVIDIA Corp.	7.2%
Apple, Inc.	6.0%
Alphabet, Inc., Class A	4.6%
Costco Wholesale Corp.	2.6%
Mastercard, Inc., Class A	2.4%
The TJX Companies, Inc.	2.3%
ServiceNow, Inc.	2.0%
UnitedHealth Group, Inc.	2.0%
The Progressive Corp.	1.9%

Material Fund Change [Text Block]
Material Fund Changes
On March 1 ,2024, the fund’s Principal investment strategies were updated to include the following:
As part of its ESG analysis, the manager currently identifies certain industries and business activities as too environmentally risky or as presenting social outcomes that are too unattractive to warrant investment consideration. The manager employs qualitative and quantitative screens to exclude or restrict these types of investments. The fund does not invest in companies that are primarily engaged in fossil fuel production or fossil fuel-powered generation based on a company's total gross revenue unless the company demonstrates a plan to transition to a low carbon business model that the manager finds credible. At a minimum, to be considered for investment, these companies must derive a material portion of current revenue from renewable energy or enabling technology and have no commitments to invest in new fossil fuel exploration, production, storage, transport (excluding distribution), trading, or refining capacity, new fossil fuel-based power generation without emissions capture, or new nuclear power generation. The fund will not invest in any companies that derive a material proportion of their total gross revenue from business activities related to agricultural biotechnology, coal and certain types of mining, pornography, private prisons, tar sands (e.g., oil sands), arctic drilling, tobacco, casinos and gaming, and weapons/firearms. The fund also will not invest in any companies with major recent or ongoing controversies involving animal welfare, environmental, governance, human rights, product safety, or workplace matters. When assessing a controversy, the manager will consider the potential for a controversy to adversely impact a company’s financial performance or cause harm to the company’s stakeholders.
This is a summary of certain changes to the fund since 11-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Strategies [Text Block]
On March 1 ,2024, the fund’s Principal investment strategies were updated to include the following:
As part of its ESG analysis, the manager currently identifies certain industries and business activities as too environmentally risky or as presenting social outcomes that are too unattractive to warrant investment consideration. The manager employs qualitative and quantitative screens to exclude or restrict these types of investments. The fund does not invest in companies that are primarily engaged in fossil fuel production or fossil fuel-powered generation based on a company's total gross revenue unless the company demonstrates a plan to transition to a low carbon business model that the manager finds credible. At a minimum, to be considered for investment, these companies must derive a material portion of current revenue from renewable energy or enabling technology and have no commitments to invest in new fossil fuel exploration, production, storage, transport (excluding distribution), trading, or refining capacity, new fossil fuel-based power generation without emissions capture, or new nuclear power generation. The fund will not invest in any companies that derive a material proportion of their total gross revenue from business activities related to agricultural biotechnology, coal and certain types of mining, pornography, private prisons, tar sands (e.g., oil sands), arctic drilling, tobacco, casinos and gaming, and weapons/firearms. The fund also will not invest in any companies with major recent or ongoing controversies involving animal welfare, environmental, governance, human rights, product safety, or workplace matters. When assessing a controversy, the manager will consider the potential for a controversy to adversely impact a company’s financial performance or cause harm to the company’s stakeholders.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 11-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000169807 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock ESG Large Cap Core Fund
Class Name	Class I
Trading Symbol	JHJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock ESG Large Cap Core Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG Large Cap Core Fund (Class I/JHJIX)	$101	0.87%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
ESG Large Cap Core Fund (Class I/JHJIX) returned 31.82% for the year ended October 31, 2024. Large-cap U.S. equities registered strong performance in the annual period. Most of the gains were driven by a handful of technology-related growth stocks, which benefited from investors’ excitement about the business opportunity for artificial intelligence.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund benefited from several strong performers in the sector, led by NVIDIA Corp., which the market viewed as among the leading beneficiaries of the AI boom. Other notable individual contributors included Microsoft Corp. and Apple, Inc.
Financials | Favorable performance in the sector was led by The Progressive Corp., whose strong business execution lifted shares of this insurance company. MasterCard, Inc. also contributed, as the consumer finance provider benefited from better-than-expected consumer and business spending.
Industrials | Trane Technologies PLC, a company focused on heating, ventilation, and air conditioning systems, added value, as a better-than-expected business environment boosted the stock’s result.
TOP PERFORMANCE DETRACTORS
Intel Corp. | Weaker-than-anticipated gross margins, along with a scale back in planned capital expenditures weighed on the stock of this semiconductor company.
Aptiv PLC | Shares of this maker of car parts, including for electric vehicles, lagged amid a relatively weak car-sales market and declining optimism about growth in EV usage.
The views expressed in this report are exclusively those of the portfolio management team at Trillium Asset Management, LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
ESG Large Cap Core Fund (Class I/JHJIX)	31.82%	13.21%	13.14%
S&P 500 Index	38.02%	15.27%	14.64%

Performance Inception Date	Jun. 06, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 144,493,908
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 723,168
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$144,493,908%
Total number of portfolio holdings	$66%
Total advisory fees paid (net)	$723,168%
Portfolio turnover rate	$30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	7.5%
NVIDIA Corp.	7.2%
Apple, Inc.	6.0%
Alphabet, Inc., Class A	4.6%
Costco Wholesale Corp.	2.6%
Mastercard, Inc., Class A	2.4%
The TJX Companies, Inc.	2.3%
ServiceNow, Inc.	2.0%
UnitedHealth Group, Inc.	2.0%
The Progressive Corp.	1.9%

Sector Composition
Information technology	30.5%
Financials	12.3%
Health care	11.2%
Industrials	10.4%
Communication services	8.6%
Consumer discretionary	8.6%
Consumer staples	7.1%
Materials	4.4%
Real estate	4.0%
Utilities	1.9%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	7.5%
NVIDIA Corp.	7.2%
Apple, Inc.	6.0%
Alphabet, Inc., Class A	4.6%
Costco Wholesale Corp.	2.6%
Mastercard, Inc., Class A	2.4%
The TJX Companies, Inc.	2.3%
ServiceNow, Inc.	2.0%
UnitedHealth Group, Inc.	2.0%
The Progressive Corp.	1.9%

Material Fund Change [Text Block]
Material Fund Changes
On March 1 ,2024, the fund’s Principal investment strategies were updated to include the following:
As part of its ESG analysis, the manager currently identifies certain industries and business activities as too environmentally risky or as presenting social outcomes that are too unattractive to warrant investment consideration. The manager employs qualitative and quantitative screens to exclude or restrict these types of investments. The fund does not invest in companies that are primarily engaged in fossil fuel production or fossil fuel-powered generation based on a company's total gross revenue unless the company demonstrates a plan to transition to a low carbon business model that the manager finds credible. At a minimum, to be considered for investment, these companies must derive a material portion of current revenue from renewable energy or enabling technology and have no commitments to invest in new fossil fuel exploration, production, storage, transport (excluding distribution), trading, or refining capacity, new fossil fuel-based power generation without emissions capture, or new nuclear power generation. The fund will not invest in any companies that derive a material proportion of their total gross revenue from business activities related to agricultural biotechnology, coal and certain types of mining, pornography, private prisons, tar sands (e.g., oil sands), arctic drilling, tobacco, casinos and gaming, and weapons/firearms. The fund also will not invest in any companies with major recent or ongoing controversies involving animal welfare, environmental, governance, human rights, product safety, or workplace matters. When assessing a controversy, the manager will consider the potential for a controversy to adversely impact a company’s financial performance or cause harm to the company’s stakeholders.
This is a summary of certain changes to the fund since 11-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Strategies [Text Block]
On March 1 ,2024, the fund’s Principal investment strategies were updated to include the following:
As part of its ESG analysis, the manager currently identifies certain industries and business activities as too environmentally risky or as presenting social outcomes that are too unattractive to warrant investment consideration. The manager employs qualitative and quantitative screens to exclude or restrict these types of investments. The fund does not invest in companies that are primarily engaged in fossil fuel production or fossil fuel-powered generation based on a company's total gross revenue unless the company demonstrates a plan to transition to a low carbon business model that the manager finds credible. At a minimum, to be considered for investment, these companies must derive a material portion of current revenue from renewable energy or enabling technology and have no commitments to invest in new fossil fuel exploration, production, storage, transport (excluding distribution), trading, or refining capacity, new fossil fuel-based power generation without emissions capture, or new nuclear power generation. The fund will not invest in any companies that derive a material proportion of their total gross revenue from business activities related to agricultural biotechnology, coal and certain types of mining, pornography, private prisons, tar sands (e.g., oil sands), arctic drilling, tobacco, casinos and gaming, and weapons/firearms. The fund also will not invest in any companies with major recent or ongoing controversies involving animal welfare, environmental, governance, human rights, product safety, or workplace matters. When assessing a controversy, the manager will consider the potential for a controversy to adversely impact a company’s financial performance or cause harm to the company’s stakeholders.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 11-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000169811 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock ESG Large Cap Core Fund
Class Name	Class R6
Trading Symbol	JHJRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock ESG Large Cap Core Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG Large Cap Core Fund (Class R6/JHJRX)	$88	0.76%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
ESG Large Cap Core Fund (Class R6/JHJRX) returned 31.97% for the year ended October 31, 2024. Large-cap U.S. equities registered strong performance in the annual period. Most of the gains were driven by a handful of technology-related growth stocks, which benefited from investors’ excitement about the business opportunity for artificial intelligence.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund benefited from several strong performers in the sector, led by NVIDIA Corp., which the market viewed as among the leading beneficiaries of the AI boom. Other notable individual contributors included Microsoft Corp. and Apple, Inc.
Financials | Favorable performance in the sector was led by The Progressive Corp., whose strong business execution lifted shares of this insurance company. MasterCard, Inc. also contributed, as the consumer finance provider benefited from better-than-expected consumer and business spending.
Industrials | Trane Technologies PLC, a company focused on heating, ventilation, and air conditioning systems, added value, as a better-than-expected business environment boosted the stock’s result.
TOP PERFORMANCE DETRACTORS
Intel Corp. | Weaker-than-anticipated gross margins, along with a scale back in planned capital expenditures weighed on the stock of this semiconductor company.
Aptiv PLC | Shares of this maker of car parts, including for electric vehicles, lagged amid a relatively weak car-sales market and declining optimism about growth in EV usage.
The views expressed in this report are exclusively those of the portfolio management team at Trillium Asset Management, LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
ESG Large Cap Core Fund (Class R6/JHJRX)	31.97%	13.33%	13.26%
S&P 500 Index	38.02%	15.27%	14.64%

Performance Inception Date	Jun. 06, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 144,493,908
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 723,168
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$144,493,908%
Total number of portfolio holdings	$66%
Total advisory fees paid (net)	$723,168%
Portfolio turnover rate	$30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	7.5%
NVIDIA Corp.	7.2%
Apple, Inc.	6.0%
Alphabet, Inc., Class A	4.6%
Costco Wholesale Corp.	2.6%
Mastercard, Inc., Class A	2.4%
The TJX Companies, Inc.	2.3%
ServiceNow, Inc.	2.0%
UnitedHealth Group, Inc.	2.0%
The Progressive Corp.	1.9%

Sector Composition
Information technology	30.5%
Financials	12.3%
Health care	11.2%
Industrials	10.4%
Communication services	8.6%
Consumer discretionary	8.6%
Consumer staples	7.1%
Materials	4.4%
Real estate	4.0%
Utilities	1.9%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	7.5%
NVIDIA Corp.	7.2%
Apple, Inc.	6.0%
Alphabet, Inc., Class A	4.6%
Costco Wholesale Corp.	2.6%
Mastercard, Inc., Class A	2.4%
The TJX Companies, Inc.	2.3%
ServiceNow, Inc.	2.0%
UnitedHealth Group, Inc.	2.0%
The Progressive Corp.	1.9%

Material Fund Change [Text Block]
Material Fund Changes
On March 1 ,2024, the fund’s Principal investment strategies were updated to include the following:
As part of its ESG analysis, the manager currently identifies certain industries and business activities as too environmentally risky or as presenting social outcomes that are too unattractive to warrant investment consideration. The manager employs qualitative and quantitative screens to exclude or restrict these types of investments. The fund does not invest in companies that are primarily engaged in fossil fuel production or fossil fuel-powered generation based on a company's total gross revenue unless the company demonstrates a plan to transition to a low carbon business model that the manager finds credible. At a minimum, to be considered for investment, these companies must derive a material portion of current revenue from renewable energy or enabling technology and have no commitments to invest in new fossil fuel exploration, production, storage, transport (excluding distribution), trading, or refining capacity, new fossil fuel-based power generation without emissions capture, or new nuclear power generation. The fund will not invest in any companies that derive a material proportion of their total gross revenue from business activities related to agricultural biotechnology, coal and certain types of mining, pornography, private prisons, tar sands (e.g., oil sands), arctic drilling, tobacco, casinos and gaming, and weapons/firearms. The fund also will not invest in any companies with major recent or ongoing controversies involving animal welfare, environmental, governance, human rights, product safety, or workplace matters. When assessing a controversy, the manager will consider the potential for a controversy to adversely impact a company’s financial performance or cause harm to the company’s stakeholders.
This is a summary of certain changes to the fund since 11-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Strategies [Text Block]
On March 1 ,2024, the fund’s Principal investment strategies were updated to include the following:
As part of its ESG analysis, the manager currently identifies certain industries and business activities as too environmentally risky or as presenting social outcomes that are too unattractive to warrant investment consideration. The manager employs qualitative and quantitative screens to exclude or restrict these types of investments. The fund does not invest in companies that are primarily engaged in fossil fuel production or fossil fuel-powered generation based on a company's total gross revenue unless the company demonstrates a plan to transition to a low carbon business model that the manager finds credible. At a minimum, to be considered for investment, these companies must derive a material portion of current revenue from renewable energy or enabling technology and have no commitments to invest in new fossil fuel exploration, production, storage, transport (excluding distribution), trading, or refining capacity, new fossil fuel-based power generation without emissions capture, or new nuclear power generation. The fund will not invest in any companies that derive a material proportion of their total gross revenue from business activities related to agricultural biotechnology, coal and certain types of mining, pornography, private prisons, tar sands (e.g., oil sands), arctic drilling, tobacco, casinos and gaming, and weapons/firearms. The fund also will not invest in any companies with major recent or ongoing controversies involving animal welfare, environmental, governance, human rights, product safety, or workplace matters. When assessing a controversy, the manager will consider the potential for a controversy to adversely impact a company’s financial performance or cause harm to the company’s stakeholders.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 11-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000175986 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock ESG International Equity Fund
Class Name	Class A
Trading Symbol	JTQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock ESG International Equity Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG International Equity Fund (Class A/JTQAX)	$138	1.23%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
ESG International Equity Fund (Class A/JTQAX) returned 23.86% (excluding sales charges) for the year ended October 31, 2024. The world equity markets produced strong gains in the annual period, with only brief stretches of volatility interrupting what was otherwise a steady upward move. Investors displayed a robust appetite for risk at a time of positive economic growth, healthy corporate earnings, and interest-rate cuts by developed-market central banks.
TOP PERFORMANCE CONTRIBUTORS
Information technology stocks | Holdings in technology, the top performing sector in the market, made a sizable contribution to absolute performance. Positions in the semiconductor stocks Taiwan Semiconductor Manufacturing Company, Ltd. and SK Hynix, Inc. (South Korea) were leading contributors, as was the German enterprise software company SAP SE.
Financials | AXA SA (France), ING Groep NV (Netherlands) and Oversea-Chinese Banking Corp., Ltd. (Singapore) were top contributors.
Industrials | Schneider Electric SE (France), a beneficiary of excitement about the growth potential of artificial intelligence, was a leading performer.
TOP PERFORMANCE DETRACTORS
Materials stocks | This was the only area in which the fund’s holdings produced a negative absolute return, but the impact was limited due to the portfolio’s small weighting in the sector.
Specific holdings in Asia | Samsung Electronics Company, Ltd., (South Korea), Keisei Electric Railway Company, Ltd. (Japan), and Eisai Company, Ltd. (Japan) were notable detractors at the individual company level.
The views expressed in this report are exclusively those of the portfolio management team at Boston Common Asset Management, LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
ESG International Equity Fund (Class A/JTQAX)	17.67%	3.97%	6.17%
ESG International Equity Fund (Class A/JTQAX)—excluding sales charge	23.86%	5.04%	6.87%
MSCI ACWI ex USA Index	24.33%	5.78%	6.57%

Performance Inception Date	Dec. 14, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 94,953,258
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 793,668
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$94,953,258%
Total number of portfolio holdings	$66%
Total advisory fees paid (net)	$793,668%
Portfolio turnover rate	$28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	5.9%
Deutsche Telekom AG	3.8%
Schneider Electric SE	2.9%
Oversea-Chinese Banking Corp., Ltd.	2.9%
SAP SE	2.8%
Unilever PLC	2.5%
AstraZeneca PLC	2.4%
AXA SA	2.3%
Novo Nordisk A/S, Class B	2.2%
BYD Company, Ltd., H Shares	2.1%

Sector Composition
Financials	24.8%
Industrials	17.3%
Information technology	14.2%
Consumer discretionary	13.1%
Health care	12.8%
Consumer staples	6.6%
Communication services	5.2%
Utilities	3.4%
Materials	1.1%
Other assets and liabilities, net	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	5.9%
Deutsche Telekom AG	3.8%
Schneider Electric SE	2.9%
Oversea-Chinese Banking Corp., Ltd.	2.9%
SAP SE	2.8%
Unilever PLC	2.5%
AstraZeneca PLC	2.4%
AXA SA	2.3%
Novo Nordisk A/S, Class B	2.2%
BYD Company, Ltd., H Shares	2.1%

C000175988 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock ESG International Equity Fund
Class Name	Class I
Trading Symbol	JTQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock ESG International Equity Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG International Equity Fund (Class I/JTQIX)	$110	0.98%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
ESG International Equity Fund (Class I/JTQIX) returned 24.19% for the year ended October 31, 2024. The world equity markets produced strong gains in the annual period, with only brief stretches of volatility interrupting what was otherwise a steady upward move. Investors displayed a robust appetite for risk at a time of positive economic growth, healthy corporate earnings, and interest-rate cuts by developed-market central banks.
TOP PERFORMANCE CONTRIBUTORS
Information technology stocks | Holdings in technology, the top performing sector in the market, made a sizable contribution to absolute performance. Positions in the semiconductor stocks Taiwan Semiconductor Manufacturing Company, Ltd. and SK Hynix, Inc. (South Korea) were leading contributors, as was the German enterprise software company SAP SE.
Financials | AXA SA (France), ING Groep NV (Netherlands) and Oversea-Chinese Banking Corp., Ltd. (Singapore) were top contributors.
Industrials | Schneider Electric SE (France), a beneficiary of excitement about the growth potential of artificial intelligence, was a leading performer.
TOP PERFORMANCE DETRACTORS
Materials stocks | This was the only area in which the fund’s holdings produced a negative absolute return, but the impact was limited due to the portfolio’s small weighting in the sector.
Specific holdings in Asia | Samsung Electronics Company, Ltd., (South Korea), Keisei Electric Railway Company, Ltd. (Japan), and Eisai Company, Ltd. (Japan) were notable detractors at the individual company level.
The views expressed in this report are exclusively those of the portfolio management team at Boston Common Asset Management, LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
ESG International Equity Fund (Class I/JTQIX)	24.19%	5.31%	7.14%
MSCI ACWI ex USA Index	24.33%	5.78%	6.57%

Performance Inception Date	Dec. 14, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 94,953,258
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 793,668
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$94,953,258%
Total number of portfolio holdings	$66%
Total advisory fees paid (net)	$793,668%
Portfolio turnover rate	$28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	5.9%
Deutsche Telekom AG	3.8%
Schneider Electric SE	2.9%
Oversea-Chinese Banking Corp., Ltd.	2.9%
SAP SE	2.8%
Unilever PLC	2.5%
AstraZeneca PLC	2.4%
AXA SA	2.3%
Novo Nordisk A/S, Class B	2.2%
BYD Company, Ltd., H Shares	2.1%

Sector Composition
Financials	24.8%
Industrials	17.3%
Information technology	14.2%
Consumer discretionary	13.1%
Health care	12.8%
Consumer staples	6.6%
Communication services	5.2%
Utilities	3.4%
Materials	1.1%
Other assets and liabilities, net	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	5.9%
Deutsche Telekom AG	3.8%
Schneider Electric SE	2.9%
Oversea-Chinese Banking Corp., Ltd.	2.9%
SAP SE	2.8%
Unilever PLC	2.5%
AstraZeneca PLC	2.4%
AXA SA	2.3%
Novo Nordisk A/S, Class B	2.2%
BYD Company, Ltd., H Shares	2.1%

C000175992 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock ESG International Equity Fund
Class Name	Class R6
Trading Symbol	JTQRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock ESG International Equity Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ESG International Equity Fund (Class R6/JTQRX)	$98	0.87%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
ESG International Equity Fund (Class R6/JTQRX) returned 24.39% for the year ended October 31, 2024. The world equity markets produced strong gains in the annual period, with only brief stretches of volatility interrupting what was otherwise a steady upward move. Investors displayed a robust appetite for risk at a time of positive economic growth, healthy corporate earnings, and interest-rate cuts by developed-market central banks.
TOP PERFORMANCE CONTRIBUTORS
Information technology stocks | Holdings in technology, the top performing sector in the market, made a sizable contribution to absolute performance. Positions in the semiconductor stocks Taiwan Semiconductor Manufacturing Company, Ltd. and SK Hynix, Inc. (South Korea) were leading contributors, as was the German enterprise software company SAP SE.
Financials | AXA SA (France), ING Groep NV (Netherlands) and Oversea-Chinese Banking Corp., Ltd. (Singapore) were top contributors.
Industrials | Schneider Electric SE (France), a beneficiary of excitement about the growth potential of artificial intelligence, was a leading performer.
TOP PERFORMANCE DETRACTORS
Materials stocks | This was the only area in which the fund’s holdings produced a negative absolute return, but the impact was limited due to the portfolio’s small weighting in the sector.
Specific holdings in Asia | Samsung Electronics Company, Ltd., (South Korea), Keisei Electric Railway Company, Ltd. (Japan), and Eisai Company, Ltd. (Japan) were notable detractors at the individual company level.
The views expressed in this report are exclusively those of the portfolio management team at Boston Common Asset Management, LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
ESG International Equity Fund (Class R6/JTQRX)	24.39%	5.43%	7.25%
MSCI ACWI ex USA Index	24.33%	5.78%	6.57%

Performance Inception Date	Dec. 14, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 94,953,258
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 793,668
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$94,953,258%
Total number of portfolio holdings	$66%
Total advisory fees paid (net)	$793,668%
Portfolio turnover rate	$28%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	5.9%
Deutsche Telekom AG	3.8%
Schneider Electric SE	2.9%
Oversea-Chinese Banking Corp., Ltd.	2.9%
SAP SE	2.8%
Unilever PLC	2.5%
AstraZeneca PLC	2.4%
AXA SA	2.3%
Novo Nordisk A/S, Class B	2.2%
BYD Company, Ltd., H Shares	2.1%

Sector Composition
Financials	24.8%
Industrials	17.3%
Information technology	14.2%
Consumer discretionary	13.1%
Health care	12.8%
Consumer staples	6.6%
Communication services	5.2%
Utilities	3.4%
Materials	1.1%
Other assets and liabilities, net	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	5.9%
Deutsche Telekom AG	3.8%
Schneider Electric SE	2.9%
Oversea-Chinese Banking Corp., Ltd.	2.9%
SAP SE	2.8%
Unilever PLC	2.5%
AstraZeneca PLC	2.4%
AXA SA	2.3%
Novo Nordisk A/S, Class B	2.2%
BYD Company, Ltd., H Shares	2.1%

C000206274 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Thematic Opportunities Fund
Class Name	Class A
Trading Symbol	JTKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Thematic Opportunities Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Thematic Opportunities Fund (Class A/JTKAX)	$139	1.20%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Thematic Opportunities Fund (Class A/JTKAX) returned 30.83% (excluding sales charges) for the year ended October 31, 2024. Global equities delivered strong performance as inflationary pressures subsided and a hard economic landing in the U.S. was avoided. With inflation edging closer to central bank target levels, interest-rate policy turned supportive. Sector-wise, information technology (IT) and communication services companies emerged as the strongest performers, with returns concentrated among a few large companies, particularly those associated with artificial intelligence (AI)-focused infrastructure investments.
TOP PERFORMANCE CONTRIBUTORS
Key AI beneficiaries | Semiconductor makers NVIDIA Corp., Taiwan Semiconductor Manufacturing Company, Ltd. and KLA Corp. were the strongest contributors to returns as this nascent market for AI chips continues to impress investors with strong profit growth and a rapidly expanding market.
Industrials | The fund’s holdings in the sector were a significant contributor to returns. Schneider Electric SE rose on strong demand from datacenter and electrical infrastructure end markets while waste management provider Republic Services, Inc. was supported by solid earnings growth driven by strong pricing and continued shedding of lower margin business.
Health care | Sector performance was led by medical device maker Boston Scientific Corp., which delivered above-average performance thanks to product innovations such as its Farapulse device to treat irregular heart rhythm.
TOP PERFORMANCE DETRACTORS
Consumer staples | The fund’s holdings in this sector were negative for the period. Cosmetics maker L’Oreal SA was hurt by weaker global demand, especially in Asian markets like China.
Weakness in specific holdings | The largest negative contribution came from Samsung Electronics Company, Inc. in the IT sector. The stock was hurt by product certification delays by a key semiconductor customer, greater competition in the semiconductor equipment industry, and cyclical headwinds in the semiconductor memory market. Athleisure company Lululemon Athletica, Inc., a designer of yoga apparel in the consumer discretionary sector, suffered from slower growth and worries over competitive pressures. Meanwhile, Sunnova Energy International, Inc. suffered due to high interest rates increasing financing costs to fuel solar project growth while demand for new solar installations was weak.
The views expressed in this report are exclusively those of the portfolio management team at Pictet Asset Management SA, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Global Thematic Opportunities Fund (Class A/JTKAX)	24.29%	6.33%	8.72%
Global Thematic Opportunities Fund (Class A/JTKAX)—excluding sales charge	30.83%	7.42%	9.68%
MSCI ACWI	32.79%	11.08%	11.87%

The fund has designated MSCI ACWI as its broad-based securities market index in accordance with the revised definition for such an index.

Performance Inception Date	Dec. 14, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 169,301,404
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 1,347,846
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$169,301,404%
Total number of portfolio holdings	$48%
Total advisory fees paid (net)	$1,347,846%
Portfolio turnover rate	$42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Visa, Inc., Class A	4.2%
UnitedHealth Group, Inc.	3.9%
Thermo Fisher Scientific, Inc.	3.3%
Microsoft Corp.	3.2%
NextEra Energy, Inc.	3.1%
NVIDIA Corp.	3.1%
Roper Technologies, Inc.	2.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.8%
ASML Holding NV	2.6%

Sector Composition
Information technology	25.9%
Health care	19.6%
Consumer discretionary	17.4%
Industrials	15.3%
Financials	5.1%
Communication services	5.0%
Utilities	4.1%
Materials	3.8%
Consumer staples	2.2%
Other assets and liabilities, net	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Visa, Inc., Class A	4.2%
UnitedHealth Group, Inc.	3.9%
Thermo Fisher Scientific, Inc.	3.3%
Microsoft Corp.	3.2%
NextEra Energy, Inc.	3.1%
NVIDIA Corp.	3.1%
Roper Technologies, Inc.	2.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.8%
ASML Holding NV	2.6%

C000206275 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Thematic Opportunities Fund
Class Name	Class C
Trading Symbol	JTKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Thematic Opportunities Fund (the fund) for the period of November 1, 2023 to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Thematic Opportunities Fund (Class C/JTKCX)	$224	1.95%

Expenses Paid, Amount	$ 224
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Thematic Opportunities Fund (Class C/JTKCX) returned 29.94% (excluding sales charges) for the year ended October 31, 2024. Global equities delivered strong performance as inflationary pressures subsided and a hard economic landing in the U.S. was avoided. With inflation edging closer to central bank target levels, interest-rate policy turned supportive. Sector-wise, information technology (IT) and communication services companies emerged as the strongest performers, with returns concentrated among a few large companies, particularly those associated with artificial intelligence (AI)-focused infrastructure investments.
TOP PERFORMANCE CONTRIBUTORS
Key AI beneficiaries | Semiconductor makers NVIDIA Corp., Taiwan Semiconductor Manufacturing Company, Ltd. and KLA Corp. were the strongest contributors to returns as this nascent market for AI chips continues to impress investors with strong profit growth and a rapidly expanding market.
Industrials | The fund’s holdings in the sector were a significant contributor to returns. Schneider Electric SE rose on strong demand from datacenter and electrical infrastructure end markets while waste management provider Republic Services, Inc. was supported by solid earnings growth driven by strong pricing and continued shedding of lower margin business.
Health care | Sector performance was led by medical device maker Boston Scientific Corp., which delivered above-average performance thanks to product innovations such as its Farapulse device to treat irregular heart rhythm.
TOP PERFORMANCE DETRACTORS
Consumer staples | The fund’s holdings in this sector were negative for the period. Cosmetics maker L’Oreal SA was hurt by weaker global demand, especially in Asian markets like China.
Weakness in specific holdings | The largest negative contribution came from Samsung Electronics Company, Inc. in the IT sector. The stock was hurt by product certification delays by a key semiconductor customer, greater competition in the semiconductor equipment industry, and cyclical headwinds in the semiconductor memory market. Athleisure company Lululemon Athletica, Inc., a designer of yoga apparel in the consumer discretionary sector, suffered from slower growth and worries over competitive pressures. Meanwhile, Sunnova Energy International, Inc. suffered due to high interest rates increasing financing costs to fuel solar project growth while demand for new solar installations was weak.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Global Thematic Opportunities Fund (Class C/JTKCX)	28.94%	6.62%	8.86%
Global Thematic Opportunities Fund (Class C/JTKCX)—excluding sales charge	29.94%	6.62%	8.86%
MSCI ACWI	32.79%	11.08%	11.87%

Performance Inception Date	Dec. 14, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291
Net Assets	$ 169,301,404
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 1,347,846
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$169,301,404%
Total number of portfolio holdings	$48%
Total advisory fees paid (net)	$1,347,846%
Portfolio turnover rate	$42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Visa, Inc., Class A	4.2%
UnitedHealth Group, Inc.	3.9%
Thermo Fisher Scientific, Inc.	3.3%
Microsoft Corp.	3.2%
NextEra Energy, Inc.	3.1%
NVIDIA Corp.	3.1%
Roper Technologies, Inc.	2.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.8%
ASML Holding NV	2.6%

Sector Composition
Information technology	25.9%
Health care	19.6%
Consumer discretionary	17.4%
Industrials	15.3%
Financials	5.1%
Communication services	5.0%
Utilities	4.1%
Materials	3.8%
Consumer staples	2.2%
Other assets and liabilities, net	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Visa, Inc., Class A	4.2%
UnitedHealth Group, Inc.	3.9%
Thermo Fisher Scientific, Inc.	3.3%
Microsoft Corp.	3.2%
NextEra Energy, Inc.	3.1%
NVIDIA Corp.	3.1%
Roper Technologies, Inc.	2.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.8%
ASML Holding NV	2.6%

C000206276 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Thematic Opportunities Fund
Class Name	Class I
Trading Symbol	JTKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Thematic Opportunities Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Thematic Opportunities Fund (Class I/JTKIX)	$110	0.95%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Thematic Opportunities Fund (Class I/JTKIX) returned 31.17% for the year ended October 31, 2024. Global equities delivered strong performance as inflationary pressures subsided and a hard economic landing in the U.S. was avoided. With inflation edging closer to central bank target levels, interest-rate policy turned supportive. Sector-wise, information technology (IT) and communication services companies emerged as the strongest performers, with returns concentrated among a few large companies, particularly those associated with artificial intelligence (AI)-focused infrastructure investments.
TOP PERFORMANCE CONTRIBUTORS
Key AI beneficiaries | Semiconductor makers NVIDIA Corp., Taiwan Semiconductor Manufacturing Company, Ltd. and KLA Corp. were the strongest contributors to returns as this nascent market for AI chips continues to impress investors with strong profit growth and a rapidly expanding market.
Industrials | The fund’s holdings in the sector were a significant contributor to returns. Schneider Electric SE rose on strong demand from datacenter and electrical infrastructure end markets while waste management provider Republic Services, Inc. was supported by solid earnings growth driven by strong pricing and continued shedding of lower margin business.
Health care | Sector performance was led by medical device maker Boston Scientific Corp., which delivered above-average performance thanks to product innovations such as its Farapulse device to treat irregular heart rhythm.
TOP PERFORMANCE DETRACTORS
Consumer staples | The fund’s holdings in this sector were negative for the period. Cosmetics maker L’Oreal SA was hurt by weaker global demand, especially in Asian markets like China.
Weakness in specific holdings | The largest negative contribution came from Samsung Electronics Company, Inc. in the IT sector. The stock was hurt by product certification delays by a key semiconductor customer, greater competition in the semiconductor equipment industry, and cyclical headwinds in the semiconductor memory market. Athleisure company Lululemon Athletica, Inc., a designer of yoga apparel in the consumer discretionary sector, suffered from slower growth and worries over competitive pressures. Meanwhile, Sunnova Energy International, Inc. suffered due to high interest rates increasing financing costs to fuel solar project growth while demand for new solar installations was weak.
The views expressed in this report are exclusively those of the portfolio management team at Pictet Asset Management SA, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Global Thematic Opportunities Fund (Class I/JTKIX)	31.17%	7.67%	9.95%
MSCI ACWI	32.79%	11.08%	11.87%

Performance Inception Date	Dec. 14, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 169,301,404
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 1,347,846
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$169,301,404%
Total number of portfolio holdings	$48%
Total advisory fees paid (net)	$1,347,846%
Portfolio turnover rate	$42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Visa, Inc., Class A	4.2%
UnitedHealth Group, Inc.	3.9%
Thermo Fisher Scientific, Inc.	3.3%
Microsoft Corp.	3.2%
NextEra Energy, Inc.	3.1%
NVIDIA Corp.	3.1%
Roper Technologies, Inc.	2.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.8%
ASML Holding NV	2.6%

Sector Composition
Information technology	25.9%
Health care	19.6%
Consumer discretionary	17.4%
Industrials	15.3%
Financials	5.1%
Communication services	5.0%
Utilities	4.1%
Materials	3.8%
Consumer staples	2.2%
Other assets and liabilities, net	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Visa, Inc., Class A	4.2%
UnitedHealth Group, Inc.	3.9%
Thermo Fisher Scientific, Inc.	3.3%
Microsoft Corp.	3.2%
NextEra Energy, Inc.	3.1%
NVIDIA Corp.	3.1%
Roper Technologies, Inc.	2.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.8%
ASML Holding NV	2.6%

C000206273 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Thematic Opportunities Fund
Class Name	Class NAV
Trading Symbol	JTKNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Thematic Opportunities Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Thematic Opportunities Fund (Class NAV/JTKNX)	$98	0.85%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Thematic Opportunities Fund (Class NAV/JTKNX) returned 31.32% for the year ended October 31, 2024. Global equities delivered strong performance as inflationary pressures subsided and a hard economic landing in the U.S. was avoided. With inflation edging closer to central bank target levels, interest-rate policy turned supportive. Sector-wise, information technology (IT) and communication services companies emerged as the strongest performers, with returns concentrated among a few large companies, particularly those associated with artificial intelligence (AI)-focused infrastructure investments.
TOP PERFORMANCE CONTRIBUTORS
Key AI beneficiaries | Semiconductor makers NVIDIA Corp., Taiwan Semiconductor Manufacturing Company, Ltd. and KLA Corp. were the strongest contributors to returns as this nascent market for AI chips continues to impress investors with strong profit growth and a rapidly expanding market.
Industrials | The fund’s holdings in the sector were a significant contributor to returns. Schneider Electric SE rose on strong demand from datacenter and electrical infrastructure end markets while waste management provider Republic Services, Inc. was supported by solid earnings growth driven by strong pricing and continued shedding of lower margin business.
Health care | Sector performance was led by medical device maker Boston Scientific Corp., which delivered above-average performance thanks to product innovations such as its Farapulse device to treat irregular heart rhythm.

TOP PERFORMANCE DETRACTORS
Consumer staples | The fund’s holdings in this sector were negative for the period. Cosmetics maker L’Oreal SA was hurt by weaker global demand, especially in Asian markets like China.
Weakness in specific holdings | The largest negative contribution came from Samsung Electronics Company, Inc. in the IT sector. The stock was hurt by product certification delays by a key semiconductor customer, greater competition in the semiconductor equipment industry, and cyclical headwinds in the semiconductor memory market. Athleisure company Lululemon Athletica, Inc., a designer of yoga apparel in the consumer discretionary sector, suffered from slower growth and worries over competitive pressures. Meanwhile, Sunnova Energy International, Inc. suffered due to high interest rates increasing financing costs to fuel solar project growth while demand for new solar installations was weak.

The views expressed in this report are exclusively those of the portfolio management team at Pictet Asset Management SA, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Global Thematic Opportunities Fund (Class NAV/JTKNX)	31.32%	7.80%	10.07%
MSCI ACWI	32.79%	11.08%	11.87%

Performance Inception Date	Dec. 14, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 169,301,404
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 1,347,846
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$169,301,404%
Total number of portfolio holdings	$48%
Total advisory fees paid (net)	$1,347,846%
Portfolio turnover rate	$42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Visa, Inc., Class A	4.2%
UnitedHealth Group, Inc.	3.9%
Thermo Fisher Scientific, Inc.	3.3%
Microsoft Corp.	3.2%
NextEra Energy, Inc.	3.1%
NVIDIA Corp.	3.1%
Roper Technologies, Inc.	2.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.8%
ASML Holding NV	2.6%

Sector Composition
Information technology	25.9%
Health care	19.6%
Consumer discretionary	17.4%
Industrials	15.3%
Financials	5.1%
Communication services	5.0%
Utilities	4.1%
Materials	3.8%
Consumer staples	2.2%
Other assets and liabilities, net	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Visa, Inc., Class A	4.2%
UnitedHealth Group, Inc.	3.9%
Thermo Fisher Scientific, Inc.	3.3%
Microsoft Corp.	3.2%
NextEra Energy, Inc.	3.1%
NVIDIA Corp.	3.1%
Roper Technologies, Inc.	2.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.8%
ASML Holding NV	2.6%

C000206272 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Thematic Opportunities Fund
Class Name	Class R6
Trading Symbol	JTKRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Thematic Opportunities Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Thematic Opportunities Fund (Class R6/JTKRX)	$99	0.86%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Thematic Opportunities Fund (Class R6/JTKRX) returned 31.33% for the year ended October 31, 2024. Global equities delivered strong performance as inflationary pressures subsided and a hard economic landing in the U.S. was avoided. With inflation edging closer to central bank target levels, interest-rate policy turned supportive. Sector-wise, information technology (IT) and communication services companies emerged as the strongest performers, with returns concentrated among a few large companies, particularly those associated with artificial intelligence (AI)-focused infrastructure investments.
TOP PERFORMANCE CONTRIBUTORS
Key AI beneficiaries | Semiconductor makers NVIDIA Corp., Taiwan Semiconductor Manufacturing Company, Ltd. and KLA Corp. were the strongest contributors to returns as this nascent market for AI chips continues to impress investors with strong profit growth and a rapidly expanding market.
Industrials | The fund’s holdings in the sector were a significant contributor to returns. Schneider Electric SE rose on strong demand from datacenter and electrical infrastructure end markets while waste management provider Republic Services, Inc. was supported by solid earnings growth driven by strong pricing and continued shedding of lower margin business.
Health care | Sector performance was led by medical device maker Boston Scientific Corp., which delivered above-average performance thanks to product innovations such as its Farapulse device to treat irregular heart rhythm.
TOP PERFORMANCE DETRACTORS
Consumer staples | The fund’s holdings in this sector were negative for the period. Cosmetics maker L’Oreal SA was hurt by weaker global demand, especially in Asian markets like China.
Weakness in specific holdings | The largest negative contribution came from Samsung Electronics Company, Inc. in the IT sector. The stock was hurt by product certification delays by a key semiconductor customer, greater competition in the semiconductor equipment industry, and cyclical headwinds in the semiconductor memory market. Athleisure company Lululemon Athletica, Inc., a designer of yoga apparel in the consumer discretionary sector, suffered from slower growth and worries over competitive pressures. Meanwhile, Sunnova Energy International, Inc. suffered due to high interest rates increasing financing costs to fuel solar project growth while demand for new solar installations was weak.
The views expressed in this report are exclusively those of the portfolio management team at Pictet Asset Management SA, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
Global Thematic Opportunities Fund (Class R6/JTKRX)	31.33%	7.79%	10.05%
MSCI ACWI	32.79%	11.08%	11.87%

Performance Inception Date	Dec. 14, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 169,301,404
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 1,347,846
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$169,301,404%
Total number of portfolio holdings	$48%
Total advisory fees paid (net)	$1,347,846%
Portfolio turnover rate	$42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Visa, Inc., Class A	4.2%
UnitedHealth Group, Inc.	3.9%
Thermo Fisher Scientific, Inc.	3.3%
Microsoft Corp.	3.2%
NextEra Energy, Inc.	3.1%
NVIDIA Corp.	3.1%
Roper Technologies, Inc.	2.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.8%
ASML Holding NV	2.6%

Sector Composition
Information technology	25.9%
Health care	19.6%
Consumer discretionary	17.4%
Industrials	15.3%
Financials	5.1%
Communication services	5.0%
Utilities	4.1%
Materials	3.8%
Consumer staples	2.2%
Other assets and liabilities, net	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Visa, Inc., Class A	4.2%
UnitedHealth Group, Inc.	3.9%
Thermo Fisher Scientific, Inc.	3.3%
Microsoft Corp.	3.2%
NextEra Energy, Inc.	3.1%
NVIDIA Corp.	3.1%
Roper Technologies, Inc.	2.9%
Amazon.com, Inc.	2.9%
Alphabet, Inc., Class A	2.8%
ASML Holding NV	2.6%

C000211219 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Dynamic Growth Fund
Class Name	Class A
Trading Symbol	JIJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class A/JIJAX)	$146	1.20%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Dynamic Growth Fund (Class A/JIJAX) returned 42.95% (excluding sales charges) for the year ended October 31, 2024. Key factors that affected fund performance during the period included easing global inflationary pressures, interest-rate cuts by major central banks, and moderating economic growth.
TOP PERFORMANCE CONTRIBUTORS
Top sectors | The top-performing sectors on an absolute basis for the period included information technology led by NVIDIA Corp. and Taiwan Semiconductor Manufacturing Company, Ltd., industrials led by Mitsubishi Heavy Industries, Ltd., and Hitachi, Ltd., and consumer discretionary led by MercadoLibre, Inc., and Ferrari NV.
Top markets | The top-performing markets on an absolute basis included the United States, led by NVIDIA and Meta Platforms, Inc., Japan, led by Mitsubishi Heavy and Hitachi, and Taiwan, led by Taiwan Semiconductor.
Specific holdings | From an individual stock perspective, strong absolute contributors also included SAP SE, Novo Nordisk, Ferrari NV, and Microsoft Corp.
TOP PERFORMANCE DETRACTORS
Energy | Although no sectors generated negative returns on an absolute basis, holdings in the energy sector produced the smallest contribution.
China | The sole country that detracted from absolute performance was China, due to PDD Holdings Inc.
Specific holdings | From an individual stock perspective, the largest absolute detractors were Airbus SE, Unilever PLC, AstraZeneca PLC, Kuraray Company, Ltd., and PDD Holdings.
The views expressed in this report are exclusively those of the portfolio management team at Axiom Investors LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
International Dynamic Growth Fund (Class A/JIJAX)	35.83%	10.68%	10.51%
International Dynamic Growth Fund (Class A/JIJAX)—excluding sales charge	42.95%	11.82%	11.55%
MSCI ACWI ex USA Index	24.33%	5.78%	5.50%
MSCI ACWI ex USA Growth Index	25.18%	5.22%	5.50%

Performance Inception Date	Apr. 17, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 939,507,190
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 5,567,682
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$939,507,190%
Total number of portfolio holdings	$42%
Total advisory fees paid (net)	$5,567,682%
Portfolio turnover rate	$83%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	6.7%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.2%
Meta Platforms, Inc., Class A	4.8%
Hitachi, Ltd.	4.8%
Mitsubishi Heavy Industries, Ltd.	4.7%
Microsoft Corp.	4.2%
SAP SE	4.1%
BAE Systems PLC	3.5%
Unilever PLC	3.4%
MercadoLibre, Inc.	3.2%

Sector Composition
Industrials	30.9%
Information technology	23.5%
Financials	14.7%
Consumer discretionary	8.7%
Communication services	7.0%
Health care	4.4%
Consumer staples	3.3%
Materials	3.2%
Real estate	1.4%
Energy	1.0%
Other assets and liabilities, net	1.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	6.7%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.2%
Meta Platforms, Inc., Class A	4.8%
Hitachi, Ltd.	4.8%
Mitsubishi Heavy Industries, Ltd.	4.7%
Microsoft Corp.	4.2%
SAP SE	4.1%
BAE Systems PLC	3.5%
Unilever PLC	3.4%
MercadoLibre, Inc.	3.2%

C000211220 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Dynamic Growth Fund
Class Name	Class C
Trading Symbol	JIJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class C/JIJCX)	$236	1.95%

Expenses Paid, Amount	$ 236
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Dynamic Growth Fund (Class C/JIJCX) returned 41.86% (excluding sales charges) for the year ended October 31, 2024. Key factors that affected fund performance during the period included easing global inflationary pressures, interest-rate cuts by major central banks, and moderating economic growth.
TOP PERFORMANCE CONTRIBUTORS
Top sectors | The top-performing sectors on an absolute basis for the period included information technology led by NVIDIA Corp. and Taiwan Semiconductor Manufacturing Company, Ltd., industrials led by Mitsubishi Heavy Industries, Ltd., and Hitachi, Ltd., and consumer discretionary led by MercadoLibre, Inc., and Ferrari NV.
Top markets | The top-performing markets on an absolute basis included the United States, led by NVIDIA and Meta Platforms, Inc., Japan, led by Mitsubishi Heavy and Hitachi, and Taiwan, led by Taiwan Semiconductor.
Specific holdings | From an individual stock perspective, strong absolute contributors also included SAP SE, Novo Nordisk, Ferrari NV, and Microsoft Corp.
TOP PERFORMANCE DETRACTORS
Energy | Although no sectors generated negative returns on an absolute basis, holdings in the energy sector produced the smallest contribution.
China | The sole country that detracted from absolute performance was China, due to PDD Holdings Inc.
Specific holdings | From an individual stock perspective, the largest absolute detractors were Airbus SE, Unilever PLC, AstraZeneca PLC, Kuraray Company, Ltd., and PDD Holdings.
The views expressed in this report are exclusively those of the portfolio management team at Axiom Investors LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
International Dynamic Growth Fund (Class C/JIJCX)	40.86%	10.99%	10.73%
International Dynamic Growth Fund (Class C/JIJCX)—excluding sales charge	41.86%	10.99%	10.73%
MSCI ACWI ex USA Index	24.33%	5.78%	5.50%
MSCI ACWI ex USA Growth Index	25.18%	5.22%	5.50%

Performance Inception Date	Apr. 17, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 939,507,190
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 5,567,682
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$939,507,190%
Total number of portfolio holdings	$42%
Total advisory fees paid (net)	$5,567,682%
Portfolio turnover rate	$83%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	6.7%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.2%
Meta Platforms, Inc., Class A	4.8%
Hitachi, Ltd.	4.8%
Mitsubishi Heavy Industries, Ltd.	4.7%
Microsoft Corp.	4.2%
SAP SE	4.1%
BAE Systems PLC	3.5%
Unilever PLC	3.4%
MercadoLibre, Inc.	3.2%

Sector Composition
Industrials	30.9%
Information technology	23.5%
Financials	14.7%
Consumer discretionary	8.7%
Communication services	7.0%
Health care	4.4%
Consumer staples	3.3%
Materials	3.2%
Real estate	1.4%
Energy	1.0%
Other assets and liabilities, net	1.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	6.7%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.2%
Meta Platforms, Inc., Class A	4.8%
Hitachi, Ltd.	4.8%
Mitsubishi Heavy Industries, Ltd.	4.7%
Microsoft Corp.	4.2%
SAP SE	4.1%
BAE Systems PLC	3.5%
Unilever PLC	3.4%
MercadoLibre, Inc.	3.2%

C000211217 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Dynamic Growth Fund
Class Name	Class I
Trading Symbol	JIJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class I/JIJIX)	$116	0.95%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Dynamic Growth Fund (Class I/JIJIX) returned 43.28% for the year ended October 31, 2024. Key factors that affected fund performance during the period included easing global inflationary pressures, interest-rate cuts by major central banks, and moderating economic growth.
TOP PERFORMANCE CONTRIBUTORS
Top sectors | The top-performing sectors on an absolute basis for the period included information technology led by NVIDIA Corp. and Taiwan Semiconductor Manufacturing Company, Ltd., industrials led by Mitsubishi Heavy Industries, Ltd., and Hitachi, Ltd., and consumer discretionary led by MercadoLibre, Inc., and Ferrari NV.
Top markets | The top-performing markets on an absolute basis included the United States, led by NVIDIA and Meta Platforms, Inc., Japan, led by Mitsubishi Heavy and Hitachi, and Taiwan, led by Taiwan Semiconductor.
Specific holdings | From an individual stock perspective, strong absolute contributors also included SAP SE, Novo Nordisk, Ferrari NV, and Microsoft Corp.
TOP PERFORMANCE DETRACTORS
Energy | Although no sectors generated negative returns on an absolute basis, holdings in the energy sector produced the smallest contribution.
China | The sole country that detracted from absolute performance was China, due to PDD Holdings Inc.
Specific holdings | From an individual stock perspective, the largest absolute detractors were Airbus SE, Unilever PLC, AstraZeneca PLC, Kuraray Company, Ltd., and PDD Holdings.
The views expressed in this report are exclusively those of the portfolio management team at Axiom Investors LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
International Dynamic Growth Fund (Class I/JIJIX)	43.28%	12.10%	11.84%
MSCI ACWI ex USA Index	24.33%	5.78%	5.50%
MSCI ACWI ex USA Growth Index	25.18%	5.22%	5.50%

Performance Inception Date	Apr. 17, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 939,507,190
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 5,567,682
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$939,507,190%
Total number of portfolio holdings	$42%
Total advisory fees paid (net)	$5,567,682%
Portfolio turnover rate	$83%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	6.7%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.2%
Meta Platforms, Inc., Class A	4.8%
Hitachi, Ltd.	4.8%
Mitsubishi Heavy Industries, Ltd.	4.7%
Microsoft Corp.	4.2%
SAP SE	4.1%
BAE Systems PLC	3.5%
Unilever PLC	3.4%
MercadoLibre, Inc.	3.2%

Sector Composition
Industrials	30.9%
Information technology	23.5%
Financials	14.7%
Consumer discretionary	8.7%
Communication services	7.0%
Health care	4.4%
Consumer staples	3.3%
Materials	3.2%
Real estate	1.4%
Energy	1.0%
Other assets and liabilities, net	1.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	6.7%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.2%
Meta Platforms, Inc., Class A	4.8%
Hitachi, Ltd.	4.8%
Mitsubishi Heavy Industries, Ltd.	4.7%
Microsoft Corp.	4.2%
SAP SE	4.1%
BAE Systems PLC	3.5%
Unilever PLC	3.4%
MercadoLibre, Inc.	3.2%

C000211216 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Dynamic Growth Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class NAV)	$101	0.83%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Dynamic Growth Fund (Class NAV) returned 43.36% for the year ended October 31, 2024. Key factors that affected fund performance during the period included easing global inflationary pressures, interest-rate cuts by major central banks, and moderating economic growth.
TOP PERFORMANCE CONTRIBUTORS
Top sectors | The top-performing sectors on an absolute basis for the period included information technology led by NVIDIA Corp. and Taiwan Semiconductor Manufacturing Company, Ltd., industrials led by Mitsubishi Heavy Industries, Ltd., and Hitachi, Ltd., and consumer discretionary led by MercadoLibre, Inc., and Ferrari NV.
Top markets | The top-performing markets on an absolute basis included the United States, led by NVIDIA and Meta Platforms, Inc., Japan, led by Mitsubishi Heavy and Hitachi, and Taiwan, led by Taiwan Semiconductor.
Specific holdings | From an individual stock perspective, strong absolute contributors also included SAP SE, Novo Nordisk, Ferrari NV, and Microsoft Corp.
TOP PERFORMANCE DETRACTORS
Energy | Although no sectors generated negative returns on an absolute basis, holdings in the energy sector produced the smallest contribution.
China | The sole country that detracted from absolute performance was China, due to PDD Holdings Inc.
Specific holdings | From an individual stock perspective, the largest absolute detractors were Airbus SE, Unilever PLC, AstraZeneca PLC, Kuraray Company, Ltd., and PDD Holdings.
The views expressed in this report are exclusively those of the portfolio management team at Axiom Investors LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
International Dynamic Growth Fund (Class NAV)	43.36%	12.24%	11.96%
MSCI ACWI ex USA Index	24.33%	5.78%	5.50%
MSCI ACWI ex USA Growth Index	25.18%	5.22%	5.50%

Performance Inception Date	Apr. 17, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 939,507,190
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 5,567,682
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$939,507,190%
Total number of portfolio holdings	$42%
Total advisory fees paid (net)	$5,567,682%
Portfolio turnover rate	$83%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	6.7%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.2%
Meta Platforms, Inc., Class A	4.8%
Hitachi, Ltd.	4.8%
Mitsubishi Heavy Industries, Ltd.	4.7%
Microsoft Corp.	4.2%
SAP SE	4.1%
BAE Systems PLC	3.5%
Unilever PLC	3.4%
MercadoLibre, Inc.	3.2%

Sector Composition
Industrials	30.9%
Information technology	23.5%
Financials	14.7%
Consumer discretionary	8.7%
Communication services	7.0%
Health care	4.4%
Consumer staples	3.3%
Materials	3.2%
Real estate	1.4%
Energy	1.0%
Other assets and liabilities, net	1.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	6.7%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.2%
Meta Platforms, Inc., Class A	4.8%
Hitachi, Ltd.	4.8%
Mitsubishi Heavy Industries, Ltd.	4.7%
Microsoft Corp.	4.2%
SAP SE	4.1%
BAE Systems PLC	3.5%
Unilever PLC	3.4%
MercadoLibre, Inc.	3.2%

C000211218 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Dynamic Growth Fund
Class Name	Class R6
Trading Symbol	JIJRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock International Dynamic Growth Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Dynamic Growth Fund (Class R6/JIJRX)	$102	0.84%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
International Dynamic Growth Fund (Class R6/JIJRX) returned 43.40% for the year ended October 31, 2024. Key factors that affected fund performance during the period included easing global inflationary pressures, interest-rate cuts by major central banks, and moderating economic growth.
TOP PERFORMANCE CONTRIBUTORS
Top sectors | The top-performing sectors on an absolute basis for the period included information technology led by NVIDIA Corp. and Taiwan Semiconductor Manufacturing Company, Ltd., industrials led by Mitsubishi Heavy Industries, Ltd., and Hitachi, Ltd., and consumer discretionary led by MercadoLibre, Inc., and Ferrari NV.
Specific holdings | From an individual stock perspective, strong absolute contributors also included SAP SE, Novo Nordisk, Ferrari NV, and Microsoft Corp.
TOP PERFORMANCE DETRACTORS
Energy | Although no sectors generated negative returns on an absolute basis, holdings in the energy sector produced the smallest contribution.
China | The sole country that detracted from absolute performance was China, due to PDD Holdings Inc.
Specific holdings | From an individual stock perspective, the largest absolute detractors were Airbus SE, Unilever PLC, AstraZeneca PLC, Kuraray Company, Ltd., and PDD Holdings.
The views expressed in this report are exclusively those of the portfolio management team at Axiom Investors LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
International Dynamic Growth Fund (Class R6/JIJRX)	43.40%	12.22%	11.94%
MSCI ACWI ex USA Index	24.33%	5.78%	5.50%
MSCI ACWI ex USA Growth Index	25.18%	5.22%	5.50%

Performance Inception Date	Apr. 17, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 939,507,190
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 5,567,682
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$939,507,190%
Total number of portfolio holdings	$42%
Total advisory fees paid (net)	$5,567,682%
Portfolio turnover rate	$83%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	6.7%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.2%
Meta Platforms, Inc., Class A	4.8%
Hitachi, Ltd.	4.8%
Mitsubishi Heavy Industries, Ltd.	4.7%
Microsoft Corp.	4.2%
SAP SE	4.1%
BAE Systems PLC	3.5%
Unilever PLC	3.4%
MercadoLibre, Inc.	3.2%

Sector Composition
Industrials	30.9%
Information technology	23.5%
Financials	14.7%
Consumer discretionary	8.7%
Communication services	7.0%
Health care	4.4%
Consumer staples	3.3%
Materials	3.2%
Real estate	1.4%
Energy	1.0%
Other assets and liabilities, net	1.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	6.7%
Taiwan Semiconductor Manufacturing Company, Ltd.	5.2%
Meta Platforms, Inc., Class A	4.8%
Hitachi, Ltd.	4.8%
Mitsubishi Heavy Industries, Ltd.	4.7%
Microsoft Corp.	4.2%
SAP SE	4.1%
BAE Systems PLC	3.5%
Unilever PLC	3.4%
MercadoLibre, Inc.	3.2%

C000228576 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Environmental Opportunities Fund
Class Name	Class A
Trading Symbol	JABZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Environmental Opportunities Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Environmental Opportunities Fund (Class A/JABZX)	$137	1.21%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Environmental Opportunities Fund (Class A/JABZX) returned 26.32% (excluding sales charges) for the year ended October 31, 2024. Global equities delivered strong performance as inflationary pressures subsided and a hard economic landing in the U.S. was avoided. With inflation edging closer to central bank target levels, interest-rate policy turned supportive. Sector-wise, information technology and communication services companies emerged as strong performers, with returns concentrated among a few large companies, particularly those associated with artificial intelligence (AI)-focused infrastructure investments.
TOP PERFORMANCE CONTRIBUTORS
Energy efficiency | The fund’s holdings in this environmental segment, notably Eaton Corp. PLC, Schneider Electric SE, Trane Technologies PLC and Carrier Global Corp., benefited from a significant wave of investments (particularly in the U.S.) going into mega projects aimed at reshoring manufacturing capacity and the buildout of electrical infrastructure for various different applications ranging from the electric grid upgrades to AI data centers.
Environmental consulting | The fund's position in Tetra Tech, Inc. and AECOM, which are engaged in pollution control, gained as a result of record backlogs, with demand for their services driven by investments in water management and treatment, environmental compliance and remediation, reshoring manufacturing capacity and infrastructure resilience and climate adaptation.
Waste management & Recycling | Republic Services, Inc. and Waste Connections, Inc. contributed positively due to solid earnings growth driven by strong pricing, notably for industrial.
TOP PERFORMANCE DETRACTORS
Sustainable packaging | Companies manufacturing containerboard and paper packaging such as Smurfit Westrock PLC and SIG Combibloc Group AG hurt performance as containerboard prices remained subdued and the industry grappled with oversupply.
Dematerialized economy | Several industrial software companies supporting sustainable product design and resource efficiency, including Dassault Systemes SE, ANSYS, Inc. and Hexagon AB, meanwhile, saw their shares negatively impacted by weaker economic data and a slowdown in several key end markets including automotive and pharmaceuticals.
Water supply & techonologies | Advanced Drainage Systems, Inc., a provider of pipes and other products for floodwater management and U.S. municipal water infrastructure, was hurt by weak economic data.
The views expressed in this report are exclusively those of the portfolio management team at Pictet Asset Management SA, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Global Environmental Opportunities Fund (Class A/JABZX)	19.98%	0.63%
Global Environmental Opportunities Fund (Class A/JABZX)—excluding sales charge	26.32%	2.23%
MSCI ACWI	32.79%	6.57%

Performance Inception Date	Jul. 21, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 63,018,152
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 272,902
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$63,018,152%
Total number of portfolio holdings	$42%
Total advisory fees paid (net)	$272,902%
Portfolio turnover rate	$43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Republic Services, Inc.	3.8%
Waste Connections, Inc.	3.7%
Equinix, Inc.	3.7%
Carrier Global Corp.	3.6%
Synopsys, Inc.	3.5%
Tetra Tech, Inc.	3.4%
Eaton Corp. PLC	3.3%
Agilent Technologies, Inc.	3.2%
AECOM	3.1%
WSP Global, Inc.	3.1%

Sector Composition
Industrials	45.7%
Information technology	28.0%
Materials	8.3%
Utilities	6.3%
Health care	6.3%
Real estate	3.7%
Other assets and liabilities, net	1.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Republic Services, Inc.	3.8%
Waste Connections, Inc.	3.7%
Equinix, Inc.	3.7%
Carrier Global Corp.	3.6%
Synopsys, Inc.	3.5%
Tetra Tech, Inc.	3.4%
Eaton Corp. PLC	3.3%
Agilent Technologies, Inc.	3.2%
AECOM	3.1%
WSP Global, Inc.	3.1%

C000228577 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Environmental Opportunities Fund
Class Name	Class C
Trading Symbol	JABYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Environmental Opportunities Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Environmental Opportunities Fund (Class C/JABYX)	$221	1.96%

Expenses Paid, Amount	$ 221
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Environmental Opportunities Fund (Class C/JABYX) returned 25.33% (excluding sales charges) for the year ended October 31, 2024. Global equities delivered strong performance as inflationary pressures subsided and a hard economic landing in the U.S. was avoided. With inflation edging closer to central bank target levels, interest-rate policy turned supportive. Sector-wise, information technology and communication services companies emerged as strong performers, with returns concentrated among a few large companies, particularly those associated with artificial intelligence (AI)-focused infrastructure investments.
TOP PERFORMANCE CONTRIBUTORS
Energy efficiency | The fund’s holdings in this environmental segment, notably Eaton Corp. PLC, Schneider Electric SE, Trane Technologies PLC and Carrier Global Corp., benefited from a significant wave of investments (particularly in the U.S.) going into mega projects aimed at reshoring manufacturing capacity and the buildout of electrical infrastructure for various different applications ranging from the electric grid upgrades to AI data centers.
Environmental consulting | The fund's position in Tetra Tech, Inc. and AECOM, which are engaged in pollution control, gained as a result of record backlogs, with demand for their services driven by investments in water management and treatment, environmental compliance and remediation, reshoring manufacturing capacity and infrastructure resilience and climate adaptation.
Waste management & Recycling | Republic Services, Inc. and Waste Connections, Inc. contributed positively due to solid earnings growth driven by strong pricing, notably for industrial.
TOP PERFORMANCE DETRACTORS
Sustainable packaging | Companies manufacturing containerboard and paper packaging such as Smurfit Westrock PLC and SIG Combibloc Group AG hurt performance as containerboard prices remained subdued and the industry grappled with oversupply.
Dematerialized economy | Several industrial software companies supporting sustainable product design and resource efficiency, including Dassault Systemes SE, ANSYS, Inc. and Hexagon AB, meanwhile, saw their shares negatively impacted by weaker economic data and a slowdown in several key end markets including automotive and pharmaceuticals.
Water supply & techonologies | Advanced Drainage Systems, Inc., a provider of pipes and other products for floodwater management and U.S. municipal water infrastructure, was hurt by weak economic data.
The views expressed in this report are exclusively those of the portfolio management team at Pictet Asset Management SA, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Global Environmental Opportunities Fund (Class C/JABYX)	24.33%	1.47%
Global Environmental Opportunities Fund (Class C/JABYX)—excluding sales charge	25.33%	1.47%
MSCI ACWI	32.79%	6.57%

Performance Inception Date	Jul. 21, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 63,018,152
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 272,902
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$63,018,152%
Total number of portfolio holdings	$42%
Total advisory fees paid (net)	$272,902%
Portfolio turnover rate	$43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Republic Services, Inc.	3.8%
Waste Connections, Inc.	3.7%
Equinix, Inc.	3.7%
Carrier Global Corp.	3.6%
Synopsys, Inc.	3.5%
Tetra Tech, Inc.	3.4%
Eaton Corp. PLC	3.3%
Agilent Technologies, Inc.	3.2%
AECOM	3.1%
WSP Global, Inc.	3.1%

Sector Composition
Industrials	45.7%
Information technology	28.0%
Materials	8.3%
Utilities	6.3%
Health care	6.3%
Real estate	3.7%
Other assets and liabilities, net	1.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Republic Services, Inc.	3.8%
Waste Connections, Inc.	3.7%
Equinix, Inc.	3.7%
Carrier Global Corp.	3.6%
Synopsys, Inc.	3.5%
Tetra Tech, Inc.	3.4%
Eaton Corp. PLC	3.3%
Agilent Technologies, Inc.	3.2%
AECOM	3.1%
WSP Global, Inc.	3.1%

C000228578 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Environmental Opportunities Fund
Class Name	Class I
Trading Symbol	JABVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Environmental Opportunities Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Environmental Opportunities Fund (Class I/JABVX)	$109	0.96%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Environmental Opportunities Fund (Class I/JABVX) returned 26.71% for the year ended October 31, 2024. Global equities delivered strong performance as inflationary pressures subsided and a hard economic landing in the U.S. was avoided. With inflation edging closer to central bank target levels, interest-rate policy turned supportive. Sector-wise, information technology and communication services companies emerged as strong performers, with returns concentrated among a few large companies, particularly those associated with artificial intelligence (AI)-focused infrastructure investments.
TOP PERFORMANCE CONTRIBUTORS
Energy efficiency | The fund’s holdings in this environmental segment, notably Eaton Corp. PLC, Schneider Electric SE, Trane Technologies PLC and Carrier Global Corp., benefited from a significant wave of investments (particularly in the U.S.) going into mega projects aimed at reshoring manufacturing capacity and the buildout of electrical infrastructure for various different applications ranging from the electric grid upgrades to AI data centers.
Environmental consulting | The fund's position in Tetra Tech, Inc. and AECOM, which are engaged in pollution control, gained as a result of record backlogs, with demand for their services driven by investments in water management and treatment, environmental compliance and remediation, reshoring manufacturing capacity and infrastructure resilience and climate adaptation.
Waste management & Recycling | Republic Services, Inc. and Waste Connections, Inc. contributed positively due to solid earnings growth driven by strong pricing, notably for industrial.
TOP PERFORMANCE DETRACTORS
Sustainable packaging | Companies manufacturing containerboard and paper packaging such as Smurfit Westrock PLC and SIG Combibloc Group AG hurt performance as containerboard prices remained subdued and the industry grappled with oversupply.
Dematerialized economy | Several industrial software companies supporting sustainable product design and resource efficiency, including Dassault Systemes SE, ANSYS, Inc. and Hexagon AB, meanwhile, saw their shares negatively impacted by weaker economic data and a slowdown in several key end markets including automotive and pharmaceuticals.
Water supply & techonologies | Advanced Drainage Systems, Inc., a provider of pipes and other products for floodwater management and U.S. municipal water infrastructure, was hurt by weak economic data.
The views expressed in this report are exclusively those of the portfolio management team at Pictet Asset Management SA, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Global Environmental Opportunities Fund (Class I/JABVX)	26.71%	2.47%
MSCI ACWI	32.79%	6.57%

Performance Inception Date	Jul. 21, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 63,018,152
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 272,902
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$63,018,152%
Total number of portfolio holdings	$42%
Total advisory fees paid (net)	$272,902%
Portfolio turnover rate	$43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Republic Services, Inc.	3.8%
Waste Connections, Inc.	3.7%
Equinix, Inc.	3.7%
Carrier Global Corp.	3.6%
Synopsys, Inc.	3.5%
Tetra Tech, Inc.	3.4%
Eaton Corp. PLC	3.3%
Agilent Technologies, Inc.	3.2%
AECOM	3.1%
WSP Global, Inc.	3.1%

Sector Composition
Industrials	45.7%
Information technology	28.0%
Materials	8.3%
Utilities	6.3%
Health care	6.3%
Real estate	3.7%
Other assets and liabilities, net	1.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Republic Services, Inc.	3.8%
Waste Connections, Inc.	3.7%
Equinix, Inc.	3.7%
Carrier Global Corp.	3.6%
Synopsys, Inc.	3.5%
Tetra Tech, Inc.	3.4%
Eaton Corp. PLC	3.3%
Agilent Technologies, Inc.	3.2%
AECOM	3.1%
WSP Global, Inc.	3.1%

C000228574 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Environmental Opportunities Fund
Class Name	Class R6
Trading Symbol	JACDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Environmental Opportunities Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Environmental Opportunities Fund (Class R6/JACDX)	$96	0.85%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Environmental Opportunities Fund (Class R6/JACDX) returned 26.92% for the year ended October 31, 2024. Global equities delivered strong performance as inflationary pressures subsided and a hard economic landing in the U.S. was avoided. With inflation edging closer to central bank target levels, interest-rate policy turned supportive. Sector-wise, information technology and communication services companies emerged as strong performers, with returns concentrated among a few large companies, particularly those associated with artificial intelligence (AI)-focused infrastructure investments.
TOP PERFORMANCE CONTRIBUTORS
Energy efficiency | The fund’s holdings in this environmental segment, notably Eaton Corp. PLC, Schneider Electric SE, Trane Technologies PLC and Carrier Global Corp., benefited from a significant wave of investments (particularly in the U.S.) going into mega projects aimed at reshoring manufacturing capacity and the buildout of electrical infrastructure for various different applications ranging from the electric grid upgrades to AI data centers.
Environmental consulting | The fund's position in Tetra Tech, Inc. and AECOM, which are engaged in pollution control, gained as a result of record backlogs, with demand for their services driven by investments in water management and treatment, environmental compliance and remediation, reshoring manufacturing capacity and infrastructure resilience and climate adaptation.
Waste management & Recycling | Republic Services, Inc. and Waste Connections, Inc. contributed positively due to solid earnings growth driven by strong pricing, notably for industrial.
TOP PERFORMANCE DETRACTORS
Sustainable packaging | Companies manufacturing containerboard and paper packaging such as Smurfit Westrock PLC and SIG Combibloc Group AG hurt performance as containerboard prices remained subdued and the industry grappled with oversupply.
Dematerialized economy | Several industrial software companies supporting sustainable product design and resource efficiency, including Dassault Systemes SE, ANSYS, Inc. and Hexagon AB, meanwhile, saw their shares negatively impacted by weaker economic data and a slowdown in several key end markets including automotive and pharmaceuticals.
Water supply & techonologies | Advanced Drainage Systems, Inc., a provider of pipes and other products for floodwater management and U.S. municipal water infrastructure, was hurt by weak economic data.
The views expressed in this report are exclusively those of the portfolio management team at Pictet Asset Management SA, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
Global Environmental Opportunities Fund (Class R6/JACDX)	26.92%	2.59%
MSCI ACWI	32.79%	6.57%

Performance Inception Date	Jul. 21, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 63,018,152
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 272,902
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$63,018,152%
Total number of portfolio holdings	$42%
Total advisory fees paid (net)	$272,902%
Portfolio turnover rate	$43%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Republic Services, Inc.	3.8%
Waste Connections, Inc.	3.7%
Equinix, Inc.	3.7%
Carrier Global Corp.	3.6%
Synopsys, Inc.	3.5%
Tetra Tech, Inc.	3.4%
Eaton Corp. PLC	3.3%
Agilent Technologies, Inc.	3.2%
AECOM	3.1%
WSP Global, Inc.	3.1%

Sector Composition
Industrials	45.7%
Information technology	28.0%
Materials	8.3%
Utilities	6.3%
Health care	6.3%
Real estate	3.7%
Other assets and liabilities, net	1.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Republic Services, Inc.	3.8%
Waste Connections, Inc.	3.7%
Equinix, Inc.	3.7%
Carrier Global Corp.	3.6%
Synopsys, Inc.	3.5%
Tetra Tech, Inc.	3.4%
Eaton Corp. PLC	3.3%
Agilent Technologies, Inc.	3.2%
AECOM	3.1%
WSP Global, Inc.	3.1%